UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/07

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Riley Investment Management LLC
Address:   11100 Santa Monica Blvd., Suite 810
           Los Angeles, CA  90025

Form 13F File Number: 28-12395

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gary Suzuki
Title: Authorized Person
Phone: 310 966-1445

Signature, Place, and Date of Signing:

  /s/ Gary Suzuki                   Los Angeles, CA            8/14/06
  ----------------------            ---------------            -------
       [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      ---------------------------------------

Form 13F Information Table Entry Total: 30
                                        ---------------------------------------
Form 13F Information Table Value Total: 214,584
                                        ---------------------------------------
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7           COLUMN 8
---------------------------- --------  ---------  --------  ------------------  ----------  --------  ------------------------------
                             TITLE OF              VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
                                                                                                      ------------------------------
     NAME OF ISSUER           CLASS      CUSIP    (X$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS    SOLE       SHARED     NONE
---------------------------- --------  ---------  --------  --------- --------  ----------  --------  ---------  ---------  --------

ALDILA INC                    COM       14384200   2,227      144,371              SOLE                 129,865     14,506
ACR GROUP INC                 COM      00087B101     462      100,000              SOLE                  89,373     10,627
CENTILLIUM COMMUNICATIONS IN  COM      152319109   9,897    4,735,138              SOLE               3,459,103  1,276,035
DDI CORP                      COM      233162502  12,118    1,524,173              SOLE               1,372,895    151,278
DITECH NETWORKS INC           COM      25500T108  21,974    2,683,023              SOLE               2,153,294    529,729
ESS TECHNOLOGY INC            COM      269151106   4,573    2,754,360              SOLE               1,638,267  1,116,093
FLIGHT SAFETY TECH INC NEV    COM      33942T207   1,730      988,900              SOLE                 890,485     98,415
HORIZON OFFSHORE INC          COM      44043J204   3,440      179,154              SOLE                 157,178     21,976
INPHONIC INC                  COM      45772G105   2,574      550,000              SOLE                 510,950     39,050
IOMEGA CORP                   COM      462030305  23,497    5,053,199              SOLE               4,130,820    922,379
INTEGRATED SILICON SOLUTION   COM      45812P107  18,523    2,940,061              SOLE               2,462,962    477,099
ITERIS INC                    COM      46564T107   9,092    3,836,273              SOLE               2,937,623    898,650
KITTY HAWK INC                COM      498326206   2,083    7,242,311              SOLE               6,534,340    707,971
LCC INTERNATIONAL INC         CLA      501810105  17,941    4,058,825              SOLE               3,701,711    357,114
LECROY CORP                   COM      52324W109     687       70,710              SOLE                  63,580      7,130
MAGNETEK INC                  COM      559424106  25,587    4,968,146              SOLE               4,032,630    935,516
MAIR HOLDINGS INC             COM      560635104   6,800    1,030,180              SOLE                 927,786    102,394
MSC SOFTWARE CORP             COM      553531104   2,027      150,000              SOLE                 125,550     24,450
NETMANAGE INC                 COM      641144308   3,284      716,691              SOLE                 645,400     71,291
NATIONAL R V HLDGS INC        COM      637277104   1,857    1,271,833              SOLE               1,145,303    126,530
QUALSTAR CORP                 COM      74758R109     920      251,867              SOLE                  73,992    177,875
REGENT COMMUNICATIONS INC DE  COM      758865109  10,791    3,221,457              SOLE               2,562,843    658,614
STEC INC                      COM      784774101   1,047      162,674              SOLE                 139,435     23,239
STAMPS COM INC                COM      852857200   1,086       78,787              SOLE                  73,194      5,593
SYS                           COM      785070103   1,346      683,250              SOLE                 614,352     68,898
MANAGEMENT NETWORK GROUP INC  COM      561693102   9,120    4,000,000              SOLE               3,390,850    609,150
TRANS WORLD ENTMT CORP        COM      89336Q100  11,532    2,485,266              SOLE               1,858,929    626,337
WIRELESS FACILITIES INC       COM      97653A103   1,509      898,218              SOLE                 789,073    109,145
WET SEAL INC                  CLA      961840105   2,866      476,859              SOLE                 428,075     48,784
ZILOG INC                     COM      989524301   3,994      775,638              SOLE                 697,689     77,949